Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,428,000
Previously Paid Amount	0.00
Total Fee Amount	948.77
Total Offset Amount	0.00
Net Fee	948.77
Narrative - Max Aggregate Offering Price	$ 6,428,000
Final Prospectus	true